Repurchases Of Common Stock (Summary Of Stock Repurchases During the Past Three Years) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payments for Repurchase of Equity [Abstract]
Repurchases of common stock (in shares)	2,799,115	1,374,036	1,072,037
Average Price per Share	$ 49.92	$ 46.10	$ 45.94
Total purchase price	$ 139,724	$ 63,349	$ 49,245
Total stock repurchase during the past three years	5,245,188
Total purchase price during the past three years	$ 252,318